Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net Estimated Useful Lives	The estimated useful lives of these assets are generally as follows:
Category	Estimated useful life

Leasehold improvement	Shorter of the lease term or estimated economic life
Computer and electronic equipment	3 years

Schedule of Intangible Assets Estimated Useful Lives	Intangible assets are carried at cost, less accumulated amortization and impairment, if any. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Estimated useful life

Insurance brokerage license	52 months
Software	1 year to 2 years

Schedule of Group’s Revenues Disaggregated by Business Line	The following table sets forth a breakdown of the Group’s revenues disaggregated by business line:
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB
Online learning services
- Financial literacy courses - self-operated	1,563,607	2,300,434	1,874,627
- Other personal interest courses	-	193,896	860,250
- self-operated	-	163,483	860,250
- cooperated	-	30,413	-
Subtotal	1,563,607	2,494,330	2,734,877
Enterprise services	144,308	185,511	340,934
Others	52,025	188,133	5,570
Total revenues	1,759,940	2,867,974	3,081,381